SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
FOR COMPASS I

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT C

Effective immediately, the following changes have been made to the Prospectus and Statement of Additional Information listed above.

The Annuity Mailing Address is changed to:

Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

The overnight Annuity Mailing Address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The customer service telephone number is changed to:

(877) 253-2323

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.